Equity (Details) - EUR (€) € / shares in Units, € in Thousands	Jun. 30, 2020	May 31, 2020	Dec. 31, 2019
Issued capital	€ 845		€ 762
Number of shares outstanding	84,493,155		76,249,901
Par value	€ 0.01		€ 0.01
Number of common shares authorized to issue at the market		50,000,000
Issued Capital
Authorized capital	€ 21,000
At-the-market sales agreement
Number of shares issued	8,100,000